Derivatives (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ 11,721	$ (8,254)	$ (2,610)
Fair value change recognized in OCI during the year	(2,525)	30,248	(29,945)
Total amount reclassified from cash flow hedge reserve to the statement of income during the year	(24,473)	3,132	20,685
to "Customer support and operation"	(1,277)	(1,718)	15,338
to "General and administrative expenses"	4,522	3,807	5,943
to "Other income"	4,540	9,372	233
Effect of changes in exchange rates (OCI)	(32,258)	(8,329)	(829)
Deferred income taxes	7,185	(13,405)	3,616
Balance at end of the year	$ (8,092)	$ 11,721	$ (8,254)